Right-of-use assets - Net	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Right-of-use assets - Net

Note 11 - Right-of-use assets – Net:

The Company has entered into several lease contracts for buildings, vehicles, other equipment and commercial premises. There are no future cash outflows derived from residual value guarantees, restrictions imposed by tenants or sale and leaseback transactions.

The average lease term is disclosed in Note 3.21. The Company applies the recognition exemptions with respect to “short-term leases” and “low-value asset leases”.

The right-of-use asset recognized in the consolidated statement of financial position as of December 31, 2025 and 2024, was as follows:

	Building		Transportation equipment		Store equipment		Total
As of January 1, 2024	Ps.	5,201,868	Ps.	99,084	Ps.	219,644	Ps.	5,520,596
Additions		2,194,687		93,833		30,415		2,318,935
Write-offs		(8,157)		(2,626)		(4,220)		(15,003)
Depreciation		(727,932)		(39,472)		(28,778)		(796,182)
As of December 31, 2024	Ps.	6,660,466	Ps.	150,819	Ps.	217,061	Ps.	7,028,346
Additions		3,750,785		124,980		427,991		4,303,756
Depreciation		(905,947)		(75,930)		(45,094)		(1,026,971)
As of December 31, 2025	Ps.	9,505,304	Ps.	199,869	Ps.	599,958	Ps.	10,305,131

In the years ended December 31, 2025, 2024 and 2023, the Company did not have variable lease payments.

The Company had total cash outflows for leases of Ps.2,158,988 in 2025, Ps.1,457,011 in 2024 and Ps.1,186,260 in 2023. For the years ended December 31, 2025, 2024 and 2023, the Company recognized Ps.120,527, Ps.123,160 and Ps.89,931 of depreciation of the right-of-use asset in the cost of sales, and Ps. 906,044, Ps.673,022 and Ps.508,100 in sale expenses, respectively.

The Company has several lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group business needs. Management exercises significant judgment in determining whether these extension and termination options are reasonably certain to be exercised (See Note 4.1). As of December 31, 2025, 2024 and 2023 the Company considered all optional extensions that are enforceable in its lease contracts; therefore, there are no future cash outflows derived from extensions that are not planned to be exercised.